(Loss)/earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2018 GBP (£) £ / shares item shares	Jun. 30, 2017 GBP (£) £ / shares shares	Jun. 30, 2016 GBP (£) £ / shares shares
(Loss)/earnings per share
Weighted average number of ordinary shares outstanding, basic		164,195	164,025	163,890
Weighted average number of ordinary shares outstanding, diluted		164,610	164,493	164,319
(Loss)/profit attributable to owners of the parent | £		£ (37,270)	£ 39,177	£ 36,371
(Loss)/profit attributable to owners of the parent | £		£ (37,270)	£ 39,177	£ 36,371
Basic (loss)/earnings per share | £ / shares		£ (0.2270)	£ 0.2388	£ 0.2219
Diluted (loss)/earnings per share | £ / shares	[1]	£ (0.2270)	£ 0.2382	£ 0.2213
Number of categories of dilutive potential ordinary shares | item		1
Class A ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares outstanding, basic		40,195	40,025	39,890
Adjustment for assumed conversion into Class A ordinary shares		415	468	429
Class B ordinary shares
(Loss)/earnings per share
Weighted average number of ordinary shares outstanding, basic		124,000	124,000	124,000

[1]	For the year ended 30 June 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2017 and 2016, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.